Accounts payable and accrued expenses (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Accounts Payable And Accrued Expenses [Abstract]
Summary of Accounts Payable and Accrued Liabilities

	December 31, 2021	December 31, 2020
Trade payable	12,668	9,973
Accounts payable to related parties (note 22.2)	27	2,016
Social charges (i)	7,048	1,698
Profit sharing	7,203	4,415

	December 31, 2021	December 31, 2020
Provision for vacation and benefits	4,333	2,186

Other	235	421

Total	31,514	20,709

Current	29,537	20,709
Non-current	1,977	—